UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Armitage
Title:    Managing Director, Egerton Capital Limited
Phone:    011442074109090

Signature, Place and Date of Signing:


/s/ John Armitage                London, England            November 13, 2007
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          5

Form 13F Information Table Value Total:   $576,492
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COL 7         COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x1000)    PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE SHARED    NONE
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   167,322    2,614,400 SH            SOLE     NONE         2,614,400
BAKER HUGHES INC               COM              057224107    35,244      390,000 SH            SOLE     NONE           390,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   128,124    1,848,564 SH            SOLE     NONE         1,848,564
NDS GROUP PLC                  SPONSORED ADR    628891103    72,800    1,459,508 SH            SOLE     NONE         1,459,508
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   173,002    6,398,000 SH            SOLE     NONE         6,398,000

SK 01373 0001 823505